Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	765,500.00
Total Offset Amount	0.00
Net Fee	$ 765,500.00